Subsequent Events	9 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

21. SUBSEQUENT EVENTS

On July 4, 2025, the U.S. tax legislation known as the 'One Big Beautiful Bill Act' ("the Act") was signed into law, introducing regulations applicable to our operations. The Act extends or reinstates certain provisions of the 2017 Tax Cuts and Jobs Act, includes tax relief measures, modifies certain energy tax credits under the Inflation Reduction Act and sets various tax deductions, among other key provisions. Additionally, on July 11, 2025, the German Government approved a law (Gesetz für ein steuerliches Investitionssofortprogramm zur Stärkung des Wirtschaftsstandorts Deutschlands) to foster economic attractiveness, including a reduction in the German corporate income tax rate from 15% to 10% until 2032. The Company is currently assessing the potential impact of these tax law changes to the Company's current and deferred taxes for the fiscal year ended September 30, 2025.